Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Summary of Disaggregation of Revenue from Contracts with Customers	Disaggregation of Revenue from Contracts with Customers is as follows:

	Year ended December 31,
	2021	2020	2019
	£000s	£000s	£000s
Revenue from Contracts with Customers
Research collaboration - Mallinckrodt plc	8,748	3,817	171
Research collaboration - AstraZeneca	2,652	22	-
Research collaboration - Other	623	1,414	-
Research collaboration - total	12,023	5,253	171
Royalties	392	226	73
Total revenue from contracts with customers	12,415	5,479	244